CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Tender offer litigation) (Details) - Pending Litigation - Comphania Siderúrgica Nacional vs. Ternium Investments S.à . r.l., Siderar & Confab Industrial S.A.
12 Months Ended
Dec. 31, 2013 R$ / shares shares
Disclosure of contingent liabilities [line items]
Tender offer, percent	80.00%
Tender offer, price per share | R$ / shares	R$ 28.8
Tender offer, number of shares | shares	182,609,851
Ternium Investments S.à r.l.
Disclosure of contingent liabilities [line items]
Proportion of shares in tender offer	60.60%
Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Proportion of shares in tender offer	21.50%